STOCK-BASED COMPENSATION - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 760	$ 456	$ 4,542	$ 1,531
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	84	63	396	364
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	155	167	1,211	901
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 521	$ 226	$ 2,935	$ 266